Deferred consideration - Schedule of Carrying Amount for the Reporting Periods (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Contingent Consideration [Roll Forward]
Beginning balance	$ 28,755,957	$ 0	$ 25,734,073	$ 0
Additions		25,065,957		25,065,957
Fair value reassessment	(3,021,884)	3,690,000	(5,486,804)	3,690,000
Ending balance	$ 25,734,073	$ 28,755,957	$ 20,247,269	$ 28,755,957